Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of presentation

aBasis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

bPrinciples of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All transactions and balances among the Company and its consolidated subsidiaries have been eliminated upon consolidation.

Noncontrolling interests
c	Noncontrolling interests

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Net comprehensive income/(loss) attributable to noncontrolling interests is included in net comprehensive income/(loss) attributable to noncontrolling interests in the consolidated comprehensive income/(loss) statements, while it is excluded from the consolidated statements of changes in shareholders’ deficit. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests on the Company’s consolidated balance sheets.

Use of estimates

dUse of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of standalone selling prices of performance obligations that have never been separately sold, refund liability, the valuation allowance of deferred tax assets and the valuation of share-based compensation.

Functional currency and foreign currency translation
e	Functional currency and foreign currency translation

The Company’s reporting currency is United States dollars (“US$” or “USD”). The functional currency of the Company and its international subsidiaries incorporated in the Cayman Islands, Hong Kong and Singapore is USD, the functional currency of the Philippines entities is Peso (“PHP”), the functional currency of the Thailand entity is Thai Baht (“THB”), the functional currency of the Malaysia entity is Ringgit (“MYR”), the functional currency of the Saudi Arabia entity is Saudi Riyal (“SAR”), the functional currency of the United Arab Emirates entities is UAE Dirham (“AED”), the functional currency of the PRC entities is Renminbi (“RMB”), the functional currency of the Jordan entity is Jordanian Dinar (“JOD”) and the functional currency of the Vietnam entity is Vietnamese Dong (“VND”).

In the consolidated financial statements, the financial information of the Company’s entities located in the PRC, Philippines, Malaysia, Thailand, United Arab Emirates Jordan, Vietnam and Saudi Arabia has been translated into USD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in other (expenses)/income, net. For the year ended December 31, 2025, the Group recognized US$1,430 foreign exchange transaction losses in other (expenses)/income, net.

Fair value measurements
f	Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, time deposits, other current assets, accrued expenses and amounts due to related parties. The carrying amounts of the short-term financial instruments approximate their fair value due to their relatively short maturity.

Cash and cash equivalents

gCash and cash equivalents

The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities less than three months as cash and cash equivalents.

Time deposits

hTime deposits

Time deposits in the current assets represent demand deposits placed with banks with original maturities of less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the periods.

Expected credit losses
i	Expected credit losses

The Group’s other receivables included in Prepaid expenses and other current assets and Other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life-time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

For the years ended December 31, 2023, 2024 and 2025, the Group recognized US$173, nil and US$551 credit losses of prepaid expenses and other current assets.

Long-lived assets
j	Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets mainly comprise of software, copyrights. Intangible assets are recorded at cost less accumulated amortization and impairment,if any, with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the intangible assets, generally ten years for copyrights and three years for software.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significantly adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

No impairment of long-lived asset was recognized for the years ended December 31, 2023, 2024 and 2025.

Revenue recognition
k	Revenue recognition

Revenues of the Group are mainly generated from providing online English language education services to international students. There are two types of online English language education services, including one-on-one private course service and public course service. The Company determined that private course service and public course service are two separate performance obligations within a single contract with customers, as these two deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the services are separately identifiable from each other in the contract.

Students purchase the services by subscribing to prepaid credit packages directly from the Group. Tuition is generally paid in advance and is initially recorded as advances from students. Because the validity period of prepaid credit packages is typically from 5 months to 18 months, payment by customers could occur significantly before performance. However, the timing of the transfer of related services is at the discretion of the customers. Therefore, the Group does not recognize any financing component in the determination of revenue from the sale of prepaid credit packages. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio, and allocates the service fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling prices for products that have never been sold on a standalone basis using an expected cost plus margin methodology for private courses and the adjusted market assessment methodology for public courses. Revenue from both the private course service and public course service are recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students.

The Group is responsible for course design, tutor sourcing and training, development and maintenance of online platform and system, and is the party primarily responsible for fulfilling the promise to provide the services to customers and it has full discretion in establishing the prices for the services provided to customers. Hence, the Group is the principal for providing the online English education services to customers. Therefore, the Group recognizes revenue on a gross basis.

The Group allows refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within a certain period after the purchase. Refunds are estimated at the point of contractual arrangement and adjusted against revenues as earned.

The following table presents the Group’s revenues disaggregated by location of students:

	For the years ended,
	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
	Total	Total	Total
Revenues from Asia-Pacific region(1)	25,228	33,256	39,155
Revenues from other areas, primarily arising from EMEA region(2)	1,883	17,436	56,446
Total revenues	27,111	50,692	95,601

(1)Asia-Pacific represents our operational jurisdictions primarily within the East and Southeast Asian regions.

(2)EMEA represents Europe, Middle East and Africa.

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions paid by the Group. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2024 and 2025, the balance of capitalized costs of obtaining contracts with customers was US$4,091 and US$6,838, respectively. For the years ended December 31, 2023, 2024 and 2025, the Group recognized amortization of US$2,710, US$4,486 and US$9,087, respectively as “Sales and marketing expenses” in its consolidated statements of comprehensive loss.

The Group recognizes an impairment loss in profit or loss to the extent that the carrying amount of a contract cost asset exceeds: a. the amount of consideration that the Group has received but not yet recognized as revenue, less b. the costs that relate directly to providing those goods or services and that have not been recognized as expenses. The recoverability of contract cost assets depends on whether the Group can continue to provide lessons delivered by international tutors, the refund level subsequent to December 31, 2025 and whether any related considerations would be forfeited. The Group offers refunds of course fees subject to timing and other conditions in accordance with the Group’s refund policies. The number of refund requests that the Group receives and the amount of refunds could be affected by a number of factors, many of which are beyond the Group’s control. For the years ended December 31, 2023, 2024 and 2025, the Group recognized nil, nil and US$89 impairment loss of the capitalized costs of obtaining contracts with customers.

Contract liability

Contract liability is related to the payments received by the Group in advance from customers representing the Group’s obligations to provide services to customers. The Group generally receives contract payments in advance and records the consideration as advances from customers. Given that the Group permits refund of fees corresponding to undelivered service within a certain period of time after subscription when customers withdraw contracts with the Group, contract liability does not include the amounts that may be refunded in the future if customers withdraw for any remaining undelivered lessons. The refund liability was estimated based on the historical refund data and the length of remaining period customers are eligible for refund for each contract at the end of each reporting period.

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Contract liability	26,917	44,465	75,488
Refund liability	284	533	1,036
Deposits from students	13	66	45
Advances from students	27,214	45,064	76,569

The additions to the contract liability balance were primarily due to cash collections received in advance of satisfying the performance obligations, while the reductions to the contract liability balance were primarily due to the recognition of revenues upon fulfillment of performance obligations, as well as refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, all of which were in the ordinary course of business. US$34,516 of revenues recognized in year ended December 31, 2025 was included in the contract liability balance as of January 1, 2025. No revenue was recognized in the year ended December 31, 2025 from performance obligations satisfied (or partially satisfied) in previous periods.

As of December 31, 2025, the aggregate amount of transaction price allocated to unsatisfied performance obligations is US$75,488. These revenues will be recognized at the discretion of customers. The Group expects to recognize substantially all of this balance as revenue within the operating cycle, and the remainder thereafter.

Cost of revenues
l	Cost of revenues

Cost of revenues primarily includes service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students, as these components are directly incurred to fulfill the performance obligations. These costs are expensed as incurred except for payment processing fees associated with advances from students, which are recognized in the period in which the related revenues are recognized. Payment processing fees are recognized on the basis consistent with the pattern of the transfer of services. The Group recognized payment processing fee as amortization of US$5,275 in cost of revenues, and US$61 of impairment loss for the year ended December 31, 2025. Cost of revenues also consists of compensation to personnel providing support for our services. The indirect cost of server, bandwidth is expensed as incurred.

Product development expenses
m	Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Group’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

Sales and marketing expenses
2	Significant Accounting Policies (Continued)
n	Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. The Group capitalizes incremental cost to obtain contracts with customers, mainly including sales commissions paid by the Group. Amortization of related contract cost assets is recognized as sales and marketing expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2023, 2024 and 2025, the advertising expenses were US$8,670, US$10,179 and US$21,293, respectively.

Operating leases
o	Operating leases

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the Group’s operating leases, the Group generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating right of use assets are generally recognized based on the amount of the initial measurement of the lease liability. The Group’s leases have remaining lease terms of up to 3 years. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in operating lease right of use assets, short-term lease liabilities and long-term liabilities on the Group’s consolidated balance sheets.

When a lease is terminated in its entirety, there should be no remaining lease liability or right-of-use asset. Any difference between the carrying amounts of the right-of-use asset and the lease liability should be recorded in consolidated statements of comprehensive loss as a gain or loss; if a termination penalty is paid, that amount should be included in the gain or loss on termination. The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. Rental expenses incurred were US$898, US$1,306 and US$1,959 for the years ended December 31, 2023, 2024 and 2025, respectively.

Share-based compensation
p	Share-based compensation

The Group accounts for share-based awards granted to employees in accordance with ASC 718. In accordance with the guidance, the Group determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values, which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures using the straight-line method over the requisite service years, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

2	Significant Accounting Policies (Continued)

The forfeiture rate is the estimated annual rate at which unvested awards will be forfeited during the next year, which differs significantly by employee group. For directors and executive officers, the forfeiture rate is estimated to be zero because the possibility of termination of current management is remote. For employees, the forfeitures of stock options are estimated by historical actual forfeitures due to grantees’ termination prior to vesting, and the forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in the estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Employee benefits
q	Employee benefits

PRC Contribution Plan

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC consolidated subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately US$1,492, US$1,743 and US$2,202 for the years ended December 31, 2023, 2024 and 2025, respectively.

Philippine Contribution Plan and Employee Benefit Plan

The Company’s subsidiaries in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (“SSS Benefits”), Home Development Mutual Fund (“Pag-IBIG Fund”) and Philippine Health Insurance Corporation (“Phil-Health”). Pursuant to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive loss as incurred. The total amounts for such employee benefits were US$90, US$115 and US$116 for the years ended December 31, 2023, 2024 and 2025, respectively.

Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2025. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation are included in the consolidated statements of comprehensive loss. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liabilities for such employee benefits were US$310 and US$360 as of December 31, 2024 and 2025, respectively.

Other Regions and Countries Contribution Plan

The Group participates in various defined contribution plans which are available to the full-time employees of other regions and countries, in compliance with local labor laws. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive loss as incurred. The total amounts for such employee benefits were US$275, US$477 and US$340 for the years ended December 31, 2023, 2024 and 2025, respectively.

Taxation
r	Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. The Group evaluates each uncertain tax position (include the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. The Company is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Company will file tax returns that are subject to examination by the relevant tax authorities.

Related parties
s	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Income/(loss) per share
t	Income/(loss) per share

Income/(loss) per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the year. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during year under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in income/(loss) per share amounts) on net income/(loss) per share.

Comprehensive income/(loss)
u	Comprehensive income/(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the accompanying consolidated statements of comprehensive income/(loss), consists of accumulated foreign currency translation adjustments.

Segment reporting
v	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CEO, who is the chief operating decision maker in deciding how to allocate resources and assess performance. The Company operates and manages its business as a single reportable segment.

The Group’s internal organizational structure as well as information about geographical areas and business segments is more fully described in Note 16.

Statutory reserves
w	Statutory reserves

In accordance with China’s Company Laws, the consolidated subsidiaries in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion. As of December 31, 2024, no appropriations to enterprise expansion fund and staff welfare and bonus fund have been made by the Group. As of December 31, 2025, the Group has made US$1 statutory surplus reserves.

Recently issued and adopted accounting pronouncements

xRecently issued accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures,” which requires disclosure of additional information about specific expense categories underlying certain income statement expense line items. The standard will be effective for public companies for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently evaluating the impact of adopting the standard.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of adopting the standard.

yRecently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group does not expect the adoption of this guidance to have a material impact on the consolidated financial statements. The Group adopted the new standard on January 1, 2025 on a prospective basis. Refer to Note 9 – Taxation.